Expense Example	Jul. 25, 2025 USD ($)
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.- Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	174
Expense Example, with Redemption, 5 Years	309
Expense Example, with Redemption, 10 Years	705
T. Rowe Price Limited Duration Inflation Focused Bond Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	107
Expense Example, with Redemption, 5 Years	193
Expense Example, with Redemption, 10 Years	447
T. Rowe Price Limited Duration Inflation Focused Bond Fund-Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0